Expense Example	Dec. 22, 2025 USD ($)
T. Rowe Price QM U.S. Bond Index Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	159
Expense Example, with Redemption, 10 Years	364
T. Rowe Price QM U.S. Bond Index Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	41
Expense Example, with Redemption, 5 Years	72
Expense Example, with Redemption, 10 Years	165
T. Rowe Price QM U.S. Bond Index Fund - Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0